GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS – 84.9%	Par	Value
Certificates of Deposit - 52.6%
Bank of America NA, 5.38%, 07/18/2024	3,000,000	$3,000,000
Bank of America NA, 5.40%, 01/06/2025	7,000,000	6,996,907
Bank of Nova Scotia, 5.91%, 08/21/2024	10,000,000	10,000,000
BNP Paribas, 5.27%, 10/04/2024	10,000,000	9,992,771
BNP Paribas, 5.20%, 12/19/2024	8,000,000	7,986,733
Canadian Imperial Bank of Commerce, 5.59%, 02/13/2025	2,500,000	2,500,659
Canadian Imperial Bank of Commerce, 5.64%, 03/06/2025	7,000,000	7,003,272
Cooperatieve Rabobank UA, 5.63%, 02/04/2025	3,000,000	3,001,733
Cooperatieve Rabobank UA, 5.52%, 11/04/2024	5,000,000	5,001,579
DG Bank, 5.47%, 12/04/2024	4,000,000	4,000,106
DNB Bank ASA, 5.29%, 07/02/2024	8,000,000	8,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.51%, 08/19/2024	5,000,000	5,000,000
MUFG Bank Ltd., 5.47%, 11/12/2024	4,500,000	4,499,652
Oversea Chinese Banking Corp., Ltd., 5.50%, 09/11/2024	5,000,000	5,000,370
Royal Bank of Canada, 5.96%, 09/20/2024	10,000,000	10,006,850
Skandinaviska Enskilda Banken, 5.25%, 10/08/2024	10,000,000	9,991,891
Sumitomo Mitsui Banking Corp., 5.31%, 07/11/2024	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp., 5.51%, 08/07/2024	10,000,000	10,000,000
Svenska Handelsbanken, 5.88%, 10/04/2024	10,000,000	10,012,613
Toronto Dominion Bank, 5.97%, 10/07/2024	11,000,000	11,008,527
Toronto Dominion Bank, 5.95%, 07/02/2024	2,000,000	2,000,000
Westpac Banking Corp, 5.84%, 08/15/2024	5,000,000	5,000,000
		148,003,663

Money Market Funds - 6.6%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25%(a)	18,611,071	18,611,071

U.S. Treasury Bills - 25.7%	Par
5.31%, 07/02/2024(b)	4,000,000	3,999,415
5.31%, 07/09/2024(b)	3,000,000	2,996,492
5.11%, 07/11/2024(b)	2,000,000	1,997,231
5.31%, 07/23/2024(b)	10,000,000	9,967,810
5.31%, 08/01/2024(b)	7,000,000	6,968,384
5.29%, 08/06/2024(b)	5,000,000	4,973,750
5.26%, 08/13/2024(b)	5,000,000	4,968,855
5.31%, 08/22/2024(b)	8,000,000	7,939,478
5.32%, 09/17/2024(b)	7,000,000	6,920,943
5.31%, 09/19/2024(b)	15,000,000	14,826,400
5.30%, 09/26/2024(b)	7,000,000	6,911,695
		72,470,453
TOTAL SHORT-TERM INVESTMENTS (Cost $239,081,158)		239,085,187

TOTAL INVESTMENTS - 84.9% (Cost $239,081,158)		239,085,187
Other Assets in Excess of Liabilities - 15.1%		42,539,174
TOTAL NET ASSETS - 100.0%		$281,624,361

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
SOFR - Secured Overnight Financing Rate

(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(b)	The rate shown is the effective yield as of June 30, 2024.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	32	03/18/2025	$5,599,503	$(9,065)
Aluminum(a)	1	09/26/2024	62,337	(1,219)
Arabica Coffee(a)	54	09/18/2024	4,592,700	(66,143)
ASX SPI 200 Index	103	09/19/2024	13,350,567	104,399
AUD/USD Cross Currency Rate	201	09/16/2024	13,432,830	70,116
Brent Crude Oil(a)	135	07/31/2024	11,475,000	151,463
British Pound/US Dollar Cross Currency Rate	186	09/16/2024	14,704,462	(149,953)
CAC40 10 Euro Index	41	07/19/2024	3,289,879	(32,791)
Canadian 10 Year Government Bonds	195	09/18/2024	17,114,616	(287,307)
Copper(a)	152	09/26/2024	16,687,700	(468,865)
Crude Oil(a)	101	07/22/2024	8,235,540	45,441
Dow Jones Industrial Average Index	100	09/20/2024	19,734,500	175,646
Euro STOXX 50 Quanto Index	277	09/20/2024	14,613,140	81,825
Euro-BTP Italian Government Bonds	41	09/06/2024	5,062,265	(51,741)
FTSE 100 Index	151	09/20/2024	15,674,925	19,918
FTSE China A50 Index	137	07/30/2024	1,630,574	(12,482)
FTSE/JSE Top 40 Index	26	09/19/2024	1,053,819	13,039
FTSE/MIB Index	49	09/20/2024	8,754,667	102,995
German Stock Index	20	09/20/2024	9,854,351	92,130
Gold(a)	105	08/28/2024	24,565,800	(1,103,053)
Hang Seng China Enterprises Index	84	07/30/2024	3,369,552	(60,654)
Hang Seng Index	21	07/30/2024	2,370,519	(51,752)
IBEX 35 Index	68	07/19/2024	7,920,407	(68,599)
Live Cattle(a)	79	08/30/2024	5,859,430	80,900
London Metals - Aluminum(a)(b)	74	09/16/2024	4,668,586	(206,848)
London Metals - Copper(a)(b)	21	09/16/2024	5,035,879	(521,866)
London Metals - Nickel(a)(b)	9	09/16/2024	932,729	(222,325)
London Metals - Zinc(a)(b)	33	09/16/2024	2,421,763	(157,297)
Long Gilt	112	09/26/2024	13,813,824	(149,801)
Low Sulphur Gas Oil(a)	41	08/12/2024	3,214,400	(4,266)
MSCI EAFE Index	138	09/20/2024	16,168,080	(101,607)
MSCI Emerging Markets Index	198	09/20/2024	10,773,180	15,864
MSCI Singapore Index	190	07/30/2024	4,432,633	67,046
Nasdaq 100 Index	61	09/20/2024	24,311,245	77,236
New Zealand Dollar/US Dollar Cross Currency Rate	447	09/16/2024	27,244,650	(138,519)
Nifty 50 Index	196	07/25/2024	9,462,684	135,947
Nikkei 225 Index	30	09/12/2024	7,380,198	60,669
OMXS30 Index	364	07/19/2024	8,853,590	31,211
Platinum(a)	23	10/29/2024	1,166,215	57,657
Reformulated Gasoline Blendstock(a)	11	07/31/2024	1,155,693	(13,058)
Russell 2000 Index	49	09/20/2024	5,059,250	(43,403)
S&P 500 Index	112	09/20/2024	30,920,400	162,316
S&P Mid Cap 400 Index	35	09/20/2024	10,353,350	(36,773)
S&P/Toronto Stock Exchange 60 Index	68	09/19/2024	13,027,886	91,958
SGX FTSE Taiwan Index	137	07/30/2024	10,569,550	85,741
SGX TSI Iron Ore(a)	62	08/30/2024	659,370	20,947
Silver(a)	66	09/26/2024	9,754,800	244
South African Rand/US Dollar Cross Currency Rate	392	09/16/2024	10,711,400	59,209
STOXX Europe 600 Index	265	09/20/2024	7,296,546	(5,824)
TOPIX Index	60	09/12/2024	10,481,074	104,763
U.S. Treasury Long Bonds	12	09/19/2024	1,419,750	(21,614)
U.S. Treasury Ultra Bonds	13	09/19/2024	1,629,469	(36,304)
US Cocoa(a)	22	09/13/2024	1,700,820	(227,099)
				$(2,341,548)
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(89)	09/19/2024	$10,104,281	$(106,682)
3 Month Euribor	(1,853)	09/16/2024	478,604,846	692,719
3-Month Secured Overnight Financing Rate	(1,485)	12/17/2024	352,130,625	631,741
Austrailian Government 10 Year Bonds	(110)	09/16/2024	8,333,781	(2,348)
Austrailian Government 3 Year Bonds	(560)	09/16/2024	39,396,012	58,782
Australian 90 Day Bank Bills	(164)	09/12/2024	108,203,639	19,407
Brazilian Real/US Dollar Cross Currency Rate	(158)	07/31/2024	2,818,720	76,375
Canadian Dollar/US Dollar Cross Currency Rate	(516)	09/17/2024	37,771,200	(232,480)
Corn No. 2 Yellow(a)	(523)	12/13/2024	11,002,612	972,183
Cotton No.2(a)	(74)	12/06/2024	2,689,530	16,767
Crude Soybean Oil(a)	(161)	12/13/2024	4,230,114	25,235
Euro BUXL 30 Year Bonds	(17)	09/06/2024	2,371,170	(37,685)
Euro/US Dollar Cross Currency Rate	(471)	09/16/2024	63,302,400	129,751
Euro-BOBL	(264)	09/06/2024	32,921,189	(323,393)
Euro-Bund	(61)	09/06/2024	8,598,469	(125,943)
Euro-Schatz	(1,389)	09/06/2024	157,234,056	(762,163)
French Government Bonds	(229)	09/06/2024	30,194,892	53,539
Hard Red Winter Wheat(a)	(13)	12/13/2024	392,112	7,832
ICE 3 Month SONIA Rate	(518)	12/17/2024	155,588,910	77,797
ICE European Climate Exchange Emissions(a)	(14)	12/16/2024	1,011,598	(63,324)
Indian Rupee/US Dollar Cross Currency Rate	(148)	07/29/2024	3,547,856	(5,970)
Japanese Yen/US Dollar Cross Currency Rate	(538)	09/16/2024	42,317,062	1,069,821
Korean Won/US Dollar Cross Currency Rate	(65)	07/15/2024	1,179,913	644
Lean Hogs(a)	(108)	08/14/2024	3,866,400	65,798
London Metals - Aluminum(a)(b)	(24)	09/16/2024	1,514,136	(9,548)
London Metals - Nickel(a)(b)	(22)	09/16/2024	2,280,004	26,992
London Metals - Zinc(a)(b)	(4)	09/16/2024	293,547	(6,819)
Mexican Peso/US Dollar Cross Currency Rate	(103)	09/16/2024	2,774,820	92
Natural Gas(a)	(36)	07/29/2024	936,360	65,186
NY Harbor ULSD(a)	(8)	07/31/2024	851,122	(49,673)
Palladium(a)	(11	09/26/2024	1,075,690	(33,840)
Short-term Euro-BTP	(304)	09/06/2024	34,187,995	(14,973)
Soybean Meal(a)	(26)	12/13/2024	872,300	7,822
Soybeans(a)	(249)	11/14/2024	13,744,800	453,611
Sugar #11(a)	(212)	09/30/2024	4,820,032	(293,944)
Swiss Franc/US Dollar Cross Currency Rate	(189)	09/16/2024	26,537,963	89,753
U.S. Treasury 10 Year Notes	(116)	09/19/2024	12,758,188	(100,011)
U.S. Treasury 2 Year Notes	(783)	09/30/2024	159,903,281	(329,962)
U.S. Treasury 5 Year Note	(283)	09/30/2024	30,161,609	(144,124)
Wheat(a)	(91)	12/13/2024	2,716,350	75,172
				$1,974,137
Total Unrealized Appreciation (Depreciation)				$(367,411)
(a) All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(b) London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath Managed Futures Strategy Fund
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

09/18/2024	PLN	69,000,000	USD	16,965,188	UBS AG	$154,784
09/18/2024	SEK	20,000,000	USD	1,934,383	UBS AG	(39,318)
09/18/2024	SEK	14,000,000	USD	1,340,950	UBS AG	(14,405)
09/18/2024	TRY	38,400,000	USD	1,088,503	UBS AG	(14,217)
09/19/2024	USD	21,462,933	CNH	155,000,000	UBS AG	91,861
09/18/2024	USD	1,686,724	NOK	18,000,000	UBS AG	(2,621)
09/18/2024	USD	563,859	NOK	6,000,000	UBS AG	744
09/18/2024	USD	749,019	NOK	8,000,000	UBS AG	(1,801)
09/18/2024	USD	740,397	PLN	3,000,000	UBS AG	(4,072)
09/18/2024	USD	5,646,162	PLN	23,000,000	UBS AG	(61,437)
09/18/2024	USD	739,959	PLN	3,000,000	UBS AG	(4,511)
09/18/2024	USD	1,327,793	SEK	14,000,000	UBS AG	1,247
09/18/2024	USD	764,790	SEK	8,000,000	UBS AG	6,764
09/18/2024	USD	1,132,061	SEK	12,000,000	UBS AG	(4,979)
09/18/2024	USD	2,227,011	SGD	3,000,000	UBS AG	5,908
09/18/2024	USD	39,424,298	SGD	53,125,000	UBS AG	92,258
Total Unrealized Appreciation (Depreciation)						$206,205

CNH - Chinese Offshore Renminbi NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona SGD – Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar